Capital Structure Financial Policies (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Capital Structure Financial Policies
Maximum percentage of total debt to total debt plus shareholders' equity allowed under terms of financial covenants	65.00%
Percentage of total debt to total debt plus shareholders' equity	26.30%
Components of Ratio
Short-term debt	$ 494	$ 2,807
Current portion of long-term lease liabilities	348	317
Long-term debt	11,087	9,800
Long-term lease liabilities	3,478	2,695
Total debt	15,407	15,619
Less: Cash and cash equivalents	1,729	1,980	$ 2,205
Net debt	13,678	13,639
Shareholders' equity	43,279	39,367	$ 36,614
Total capitalization (total debt plus shareholders' equity)	58,686	54,986
Adjusted funds from operations	$ 13,325	$ 18,101
Net debt to adjusted funds from operations	1.0	0.8
Total debt to total debt plus shareholders' equity	26.30%	28.40%
Net debt to adjusted funds from operations multiplier	3.0	3.0
Minimum
Components of Ratio
Capital measure target, percentage of total debt to total debt plus shareholders' equity	20.00%	20.00%
Maximum
Components of Ratio
Capital measure target, percentage of total debt to total debt plus shareholders' equity	35.00%	35.00%